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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2004
                                               -----------------

Check here if Amendment [   ]; Amendment Number:
                                                 ----------------
         This Amendment (Check only one.):  [ ]  is a restatement.
                                            [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         R R Partners LP
Address:      c/o East Side Capital Corp.
              888 Seventh Avenue
              New York, N.Y. 10106

Form 13F File Number:  028-10804

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         David Rasiel
Title:        Principal
Phone:        212-333-9716

Signature, Place, and Date of Signing:


/s/ David Rasiel                  New York, New York          August 16, 2004
----------------------            ------------------          -----------------
[Signature]                       [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                               0
                                                        ----------
Form 13F Information Table Entry Total:                         34
                                                        ----------
Form 13F Information Table Value Total:                 $  461,332
                                                        ----------
                                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

              NONE

                                               RR Capital LP
                                         Form 13F Information Table
                                         Quarter Ended June 30, 2004

                                                                                                               VOTING AUTHORITY
                                                                                                               ----------------
NAME OF                           TITLE     CUSIP     VALUE     SHRS OR      SHRS/ PUT/ INVESTMENT OTHER
ISSUER                            OF CLASS            (x$1,000) PRN AMT      PRN   CALL DISCRETION MANAGERS SOLE      SHARED NONE
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
ADVANCED MEDICAL OPTICS INC       COM       00763M108    26,857      630,900  SH         SOLE                 630,900
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
ANTHEM INC                        COM       03674B104    65,014      725,922  SH         SOLE                 725,922
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
APACHE CORP                       COM       037411105    32,356      742,968  SH         SOLE                 742,968
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
ARROW ELECTRS INC                 COM       042735100     6,713      250,300  SH         SOLE                 250,300
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
AVNET INC                         COM       053807103     7,934      349,500  SH         SOLE                 349,500
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
BROOKFIELD HOMES CORP             COM       112723101    22,489      858,700  SH         SOLE                 858,700
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
CYPRESS SEMICONDUCTOR CORP        COM       232806109     3,416      240,700  SH         SOLE                 240,700
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
DELTIC TIMBER CORP                COM       247850100     6,221      162,000  SH         SOLE                 162,000
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
D R HORTON INC                    COM       23331A109     6,390      225,000  SH         SOLE                 225,000
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
ENPRO INDS INC                    COM       29355X107     9,987      434,600  SH         SOLE                 434,600
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
FIRST CMNTY BANCORP CALIF         COM       31983B101     4,893      127,300  SH         SOLE                 127,300
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
FIRSTENERGY CORP                  COM       337932107    15,159      405,200  SH         SOLE                 405,200
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
GOLDEN WEST FINL CORP DEL         COM       381317106     1,999       18,800  SH         SOLE                  18,800
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
HOSPIRA INC                       COM       441060100    31,740    1,150,000  SH         SOLE               1,150,000
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
INTEGRATED DEVICE TECHNOLOGY      COM       458118106     6,869      496,300  SH         SOLE                 496,300
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
INTERNATIONAL GAME TECHNOLOG      COM       459902102    15,973      413,800  SH         SOLE                 413,800
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
JOHNSON CTLS INC                  COM       478366107    15,630      292,800  SH         SOLE                 292,800
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
LABORATORY CRP AMER HLDGS         COM NEW   50540R409     9,663      243,400  SH         SOLE                 243,400
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
LEAR CORP                         COM       521865105     1,369       23,300  SH         SOLE                  23,300
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
LEGGETT & PLATT INC               COM       524660107     6,277      235,000  SH         SOLE                 235,000
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------

                                              R R Capital LP
                                         Form 13F Information Table
                                         Quarter Ended June 30, 2004

                                                                                                               VOTING AUTHORITY
                                                                                                               ----------------
NAME OF                           TITLE     CUSIP     VALUE     SHRS OR      SHRS/ PUT/ INVESTMENT OTHER
ISSUER                            OF CLASS            (x$1,000) PRN AMT      PRN   CALL DISCRETION MANAGERS SOLE      SHARED NONE
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
LENNAR CORP                       CL B      526057302       877       21,180  SH         SOLE                  21,180
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
LNR PPTY CORP                     COM       501940100    18,830      347,100  SH         SOLE                 347,100
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
MAGNA INTL INC                    CL A      559222401     7,452       87,500  SH         SOLE                  87,500
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
MEDCO HEALTH SOLUTIONS INC        COM       58405U102    12,480      332,800  SH         SOLE                 332,800
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
MI DEVS INC                       CL A SUB  55304X104     4,022      148,950  SH         SOLE                 148,950
                                  VTG
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
PIPER JAFFRAY COS                 COM       724078100    24,750      547,200  SH         SOLE                 547,200
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
QUEST DIAGNOSTICS INC             COM       74834L100    31,958      376,200  SH         SOLE                 376,200
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
RYLAND GROUP INC                  COM       783764103     6,647       85,000  SH         SOLE                  85,000
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
SHAW COMMUNICATIONS INC           CL B CONV 82028K200     4,371      260,000  SH         SOLE                 260,000
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
SHERWIN WILLIAMS CO               COM       824348106     2,618       63,000  SH         SOLE                  63,000
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
STANCORP FINL GROUP INC           COM       852891100     2,593       38,700  SH         SOLE                  38,700
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
STEWART ENTERPRISES INC           CL A      860370105     4,976      611,300  SH         SOLE                 611,300
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
WELLPOINT HEALTH NETWORK NEW      COM       94973H108    42,116      376,000  SH         SOLE                 376,000
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
XCEL ENERGY INC                   COM       98389B100       693       41,500  SH         SOLE                  41,500
--------------------------------- --------- --------- --------- ------------ ----- ---- ---------- -------- --------- ------ ------
                                                     $  461,332

REPORT SUMMARY: 34 DATA RECORDS
                0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED